Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Carrying Amounts of Each Class of Other Intangible Assets
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Customer relationships	$10,366,797	$9,333,333	$312,047
Computer software	1,159,682	1,929,539	64,511
Patents and acquired specific technology	19,255,669	17,718,523	592,395
Others	115,552	42,997	1,438

	$30,897,700	$29,024,392	$970,391

For the year ended December 31, 2017

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$915,636	$3,552,229	$514,443	$192,392	$5,174,700
Additions	—	265,497	—	12,328	277,825
Disposals	—	(83,595)	(123,744)	(4,978)	(212,317)
Effect of foreign currency exchange differences	—	(47,679)	(1,213)	(988)	(49,880)

Balance at December 31, 2017	$915,636	$3,686,452	$389,486	$198,754	$5,190,328

Accumulated amortization

Balance at January 1, 2017	$721,547	$2,608,702	$155,216	$71,974	$3,557,439
Amortization expense	80,313	316,580	43,493	17,280	457,666
Disposals	—	(72,481)	(123,743)	—	(196,224)
Effect of foreign currency exchange differences	—	(30,680)	(4,882)	144	(35,418)

Balance at December 31, 2017	$801,860	$2,822,121	$70,084	$89,398	$3,783,463

For the year ended December 31, 2018

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$915,636	$3,686,452	$389,486	$198,754	$5,190,328
Additions	—	528,883	—	8,776	537,659
Disposals	—	(95,358)	(231)	(4,000)	(99,589)
Acquisition through business combinations (Note 30)	11,000,000	274,868	20,200,000	32,800	31,507,668
Effect of foreign currency exchange differences	—	6,200	(899)	(332)	4,969

Balance at December 31, 2018	$11,915,636	$4,401,045	$20,588,356	$235,998	$37,141,035

Accumulated amortization

Balance at January 1, 2018	$801,860	$2,822,121	$70,084	$89,398	$3,783,463
Amortization expense	746,979	373,536	1,263,309	18,626	2,402,450
Disposals	—	(95,202)	(231)	(4,000)	(99,433)
Acquisition through business combinations (Note 30)	—	137,799	—	15,483	153,282

Effect of foreign currency exchange differences	$—	$3,109	$(475)	$939	$3,573

Balance at December 31, 2018	$1,548,839	$3,241,363	$1,332,687	$120,446	$6,243,335

For the year ended December 31, 2019

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$
Cost

Balance at January 1, 2019	$11,915,636	$4,401,045	$20,588,356	$235,998	$37,141,035
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(152,341)	(152,341)
Adjusted balance at January 1, 2019	11,915,636	4,401,045	20,588,356	83,657	36,988,694
Additions	—	1,358,533	—	(7,625)	1,350,908
Disposals or derecognization	(915,635)	(1,123,446)	—	(6,315)	(2,045,396)
Acquisition through business combinations (Note 30)	—	19,944	732,604	—	752,548
Effect of foreign currency exchange differences	—	(49,198)	(2,264)	(1,417)	(52,879)

Balance at December 31, 2019	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875

Accumulated amortization

Balance at January 1, 2019	$1,548,839	$3,241,363	$1,332,687	$120,446	$6,243,335
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(92,674)	(92,674)
Adjusted balance at January 1, 2019	1,548,839	3,241,363	1,332,687	27,772	6,150,661
Amortization expense	1,033,464	583,300	1,955,703	4,139	3,576,606
Disposals or derecognization	(915,635)	(1,116,512)	—	(6,315)	(2,038,462)
Acquisition through business combinations (Note 30)	—	7,765	313,422	—	321,187
Effect of foreign currency exchange differences	—	(38,577)	(1,639)	(293)	(40,509)

Balance at December 31, 2019	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Cost

Balance at January 1, 2019	$398,383	$147,143	$688,343	$7,890	$1,241,759
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(5,093)	(5,093)
Adjusted balance at January 1, 2019	398,383	147,143	688,343	2,797	1,236,666
Additions	—	45,421	—	(255)	45,166
Disposals or derecognization	(30,613)	(37,561)	—	(211)	(68,385)
Acquisition through business combinations (Note 30)	—	667	24,494	—	25,161
Effect of foreign currency exchange differences	—	(1,645)	(76)	(47)	(1,768)

Balance at December 31, 2019	$367,770	$154,025	$712,761	$2,284	$1,236,840

Accumulated amortization

Balance at January 1, 2019	$51,783	$108,371	$44,557	$4,027	$208,738
Adjustments on initial application of IFRS 16 (Note 3)	—	—	—	(3,099)	(3,099)
Adjusted balance at January 1, 2019	51,783	108,371	44,557	928	205,639
Amortization expense	34,553	19,502	65,386	138	119,579
Disposals or derecognization	(30,613)	(37,329)	—	(211)	(68,153)
Acquisition through business combinations (Note 30)	—	260	10,479	—	10,739
Effect of foreign currency exchange differences	—	(1,290)	(55)	(10)	(1,355)

Balance at December 31, 2019	$55,723	$89,514	$120,367	$845	$266,449

Summary of Other Intangible Assets Useful Lives
Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-32 years